Consolidated Balance Sheets (Parenthetical) - $ / shares	Dec. 31, 2024	Dec. 31, 2023
Statement of Financial Position [Abstract]
Preferred shares, par value	$ 0.001	$ 0.001
Preferred shares, authorized	1,000,000	1,000,000
Preferred shares, issued
Preferred shares, outstanding
Ordinary shares, par value	$ 0.001	$ 0.001
Ordinary shares, authorized	100,000,000	100,000,000
Ordinary shares, issued	26,901,592	26,879,202
Ordinary shares, outstanding	26,901,592	26,879,202